Organization and Principal Activities	12 Months Ended
Jun. 30, 2023
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Puyi Inc. (“Puyi”, or the “Company”), whose principal shareholder is Mr. Yu Haifeng, is a holding company incorporated on August 6, 2018 in Cayman Islands, and listed on the Nasdaq on March 29, 2019. The Company, its subsidiaries and the consolidated variable interest entities (the “VIEs”) are collectively referred to as the “Group”.

The Group primarily provides wealth management services to China’s large and growing emerging middle class and affluent population, whom are defined as those with at least RMB30 and RMB600 in investable assets, respectively.

The Company’s subsidiaries and the VIEs as of June 30, 2023 include the following:

Name	Date of incorporation/ acquired	Place of incorporation	Percentage of effective ownership	Principal Activities
Wholly owned subsidiaries
Puyi Group	July 2018	BVI	100%	Holding company
Puyi Holdings (Hong Kong) Limited (“Puyi HK”)	July 2018	Hong Kong	100%	Holding company
Puyi Enterprises Management Consulting Co., Ltd. (“Puyi Consulting” or the Wholly Foreign-Owned Enterprise “WFOE”)	August 2018	Chengdu	100%	WFOE
Puyi Dake	May 2020	Chengdu	100%	Information technology
Puyi Family Office	February 2023	Chengdu	100%	Trust consulting
Variable Interest Entities (“VIEs”)
Puyi Bohui	April 2012	Chengdu	100%	Information technology
Puyi Fund	November 2010	Chengdu	100%	Fund product distribution
Puyi Asset	May 2013	Shenzhen	100%	Asset management
Chongqing Fengyi	December 2016	Chongqing	100%	Corporate financing business

Effective on September 6, 2018, Mr. Yu Haifeng and Ms. Yang Yuanfen, then shareholders of Puyi Bohui, and WFOE entered into a series of contractual agreements (“VIE Agreements” which are described below). On June 30, 2022, WFOE has duly purchased Ms. Yang Yuanfen’s 0.96% equity interest in Puyi Bohui by exercising its exclusive option under the Exclusive Option Agreement, therefore Mr. Yu Haifeng and WFOE hold 99.04% and 0.96% equity interest respectively in Puyi Bohui as of the date of this Annual Report. The Company, through its wholly owned subsidiaries Puyi Group, Puyi HK and WFOE, has been determined to be the primary beneficiary of Puyi Bohui and its subsidiaries; and Puyi Bohui and its subsidiaries became the consolidated VIEs. Accordingly, the Company consolidates the operations, assets and liabilities of Puyi Bohui and its subsidiaries.

Foreign ownership of certain parts of the Company’s businesses including fund management services is subject to restrictions under current PRC laws and regulations. Puyi Inc. is a Cayman Islands company and the government of the Cayman Islands has not entered into a memorandum of understanding on bilateral regulatory cooperation with the CSRC. Accordingly, the Company is not eligible to conduct the fund management business by directly establishing a foreign-invested fund management company. To comply with PRC laws and regulations and utilize the ability in providing fund management services, the Company currently conducts the business activities through the VIEs, Puyi Bohui and its subsidiaries. WFOE has entered into the following contractual arrangements with Puyi Bohui and its principal shareholder, which enables the Company to (i) have power to direct the activities that most significantly affect the economic performance of Puyi Bohui and its subsidiaries, (ii) receive substantially all of the economic benefits of Puyi Bohui, and (iii) have an exclusive option to purchase all or part of the principal shareholder’s equity interests/assets in Puyi Bohui when and to the extent permitted by PRC law. As a result of these contractual arrangements, the Company assumes all of risk of losses of Puyi Bohui and has the exclusive right to exercise all voting rights of Puyi Bohui’s principal shareholder.

Therefore, the Company is considered the primary beneficiary of Puyi Bohui and has consolidated Puyi Bohui’s assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements under U.S. GAAP.

(1) Power of Attorney. On September 6, 2018, Mr. Yu Haifeng and Ms. Yang Yuanfen, then shareholders of Puyi Bohui, each executed a Power of Attorney Agreement with WFOE and Puyi Bohui, whereby such then shareholders of Puyi Bohui irrevocably appointed and constituted WFOE as their attorney-in-fact to exercise on the then shareholders’ behalf any and all rights that such then shareholders of Puyi Bohui have in respect of their equity interests in Puyi Bohui. As of the date of this Annual Report, Mr. Yu Haifeng’s power of attorney shall remain effective, while Ms. Yang Yuanfen’s has ceased to be effective since WFOE has duly purchased Ms. Yang Yuanfen’s 0.96% equity interest in Puyi Bohui by exercising its exclusive option under the Exclusive Option Agreement on June 30, 2022. Mr. Yu Haifeng’s Power of Attorney document has become effective since September 6, 2018 and will remain irrevocable and continuously effective and valid as long as Mr. Yu Haifeng shall remain as shareholder of Puyi Bohui.

(2) Exclusive Option Agreement. Puyi Bohui and its principal shareholder Mr. Yu Haifeng has entered into an Exclusive Option Agreement with WFOE on September 6, 2018. Under the Exclusive Option Agreement, he irrevocably granted WFOE (or its designee) an irrevocable and exclusive option to purchase, to the extent permitted under PRC law, once or at multiple times, at any time, part or all of his equity interests in Puyi Bohui. According to the Exclusive Option Agreement, the purchase price to be paid by the Company to Mr. Yu Haifeng will be amounts permitted by applicable PRC Law at the time when such share transfer occurs. The Exclusive Option Agreement became effective on September 6, 2018 and will remain effective permanently.

(3) Exclusive Technical and Consulting Services Agreement. On September 6, 2018, WFOE entered into an Exclusive Technical and Consulting Services Agreement with Puyi Bohui to enable WFOE to receive substantially all of the assets and business of Puyi Bohui in China. Under this Agreement, WFOE has the exclusive right to provide Puyi Bohui with comprehensive business support, technical and consulting services, and other services in relation to the principal business during the term of this Agreement utilizing its own advantages in management consulting, and technology and information. WFOE, or any other party designated by WFOE, may enter into further technical and consulting service agreements with Puyi Bohui, which shall provide for the specific contents, manner, personnel, and fees for the specific consulting service. This Agreement became effective on September 6, 2018 and will remain effective unless otherwise terminated when all of the equity interest in Puyi Bohui or all the assets of Puyi Bohui have been legally transferred to WFOE and/or its designee upon the approval of the board of directors of Puyi, Inc., in accordance with an Exclusive Option Agreement entered among WFOE, Puyi Bohui and its principal shareholder.

(4) Equity Interest Pledge Agreement. Under the Equity Interest Pledge Agreement dated September 6, 2018 among Puyi Bohui, the principal shareholder of Puyi Bohui Mr. Yu Haifeng and WFOE, Mr. Yu Haifeng agreed to pledge all of his equity interest in Puyi Bohui in favor of WFOE to secure the performance of Puyi Bohui’s obligations under the Exclusive Technical and Consulting Services Agreement and any such agreements to be entered into in the future. Under the terms of this Agreement, in the event that Puyi Bohui or its shareholders breach their respective contractual obligations under the Exclusive Technical and Consulting Services Agreement, WFOE, as pledgee, will be entitled to certain rights, including, but not limited to, the right to collect dividends generated from the pledged equity interests. Mr. Yu Haifeng also agreed that upon occurrence of any event of default, as set forth in the Equity Interest Pledge Agreement, WFOE is entitled to dispose of the pledged equity interest in accordance with applicable PRC laws. Mr. Yu Haifeng agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on his equity interests in Puyi Bohui without the prior written consent of WFOE. The Pledge became effective on such date when the pledge of the Equity Interest contemplated herein is registered with relevant administration for industry and commerce (the “AIC”) and will remain effective until all payments due under the Exclusive Technical and Consulting Services Agreement have been fulfilled by Puyi Bohui, or upon the transfer of Mr. Yu Haifeng’s equity interests under the Exclusive Option Agreement entered into among the parties to this Agreement.

(5) Spousal Consent Letters. On September 6, 2018, the spouse of Mr. Yu Haifeng, the principal shareholder of Puyi Bohui, executed a Spousal Consent, pursuant to which the spouse irrevocably agreed that the equity interest in Puyi Bohui held by Mr. Yu Haifeng and registered in his name will be disposed of pursuant to the Equity Interest Pledge Agreement, the Exclusive Option Agreement and the Powers of Attorney. The spouse of Mr. Yu Haifeng agreed not to assert any rights over Mr. Yu Haifeng’s equity interest in Puyi Bohui. In addition, in the event that she obtains any equity interest in Puyi Bohui through Mr. Yu Haifeng for any reason, she agreed to be bound by the contractual arrangements.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with the VIE and its principal shareholder are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiaries and the VIEs;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiaries and the VIEs;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiaries and the VIEs may not be able to comply;

●	require the Company or the Company’s PRC subsidiaries and the VIEs to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Company’s business and operations in China.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs in its consolidated financial statements as it may lose the ability to receive economic benefits from the VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiaries or the VIEs.

The interests of the principal shareholder of the VIEs may diverge from that of the Company and that may potentially increase the risk that he would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, the principal shareholder of the VIEs will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the principal shareholder of the VIEs may encounter in his capacity as beneficial owner and director of the VIEs, on the one hand, and as beneficial owner and director of the Company, on the other hand. The Company believes the principal shareholder of the VIEs will not act contrary to any of the contractual arrangements and the Exclusive Option Agreement which has provided the Company with a mechanism to remove the current principal shareholder of the VIE should he act to the detriment of the Company. The Company relies on the principal shareholder of the VIEs to fulfill his fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. Should the Company be unable to resolve any conflicts of interest or disputes between the Company and the principal shareholder of the VIEs, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there would be substantial uncertainty as to the outcome of any such legal proceedings.

A substantial portion of assets and liabilities presented on the Group’s Consolidated Balance Sheets and sales, expense, net income presented on Consolidated Statement of Operations and Comprehensive Loss as well as the cash flow from operating, investing and financing activities presented on the Consolidated Statements of Cash Flows are from the financial position, operation and cash flow of Puyi Bohui and its subsidiaries. The following financial statements amounts and balances of the VIEs were included in the accompanying consolidated financial statements and are presented before the elimination of intercompany transactions with the non-VIE subsidiaries of the Group as of June 30, 2022 and 2023 and for the years ended June 30, 2021, 2022 and 2023.

	As of June 30,
	2022	2023	2023
	RMB	RMB	US$

Total assets	353,941	192,175	26,502
Total liabilities	227,967	89,242	12,307

	Years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Net revenues	193,013	159,181	87,728	12,098
Net loss	(41,727)	(33,613)	(23,041)	(3,177)